Offerings - Offering: 1	Mar. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value of $0.001 per share, to be issued in connection with the Stagwell Inc. Third Amended and Restated 2016 Stock Incentive Plan
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	5.2325
Maximum Aggregate Offering Price	$ 104,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,452.16
Offering Note	(1a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of shares of additional Class A Common Stock ("Shares") that may be necessary to adjust the number of Shares reserved for issuance pursuant to the Stagwell Inc. Third Amended and Restated 2016 Stock Incentive Plan by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Shares. (1b) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the high and low sales prices per Share as reported on the Nasdaq Global Select Market on March 9, 2026.